UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7044

The Dreyfus Socially Responsible Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
March 31, 2013 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Automobiles & Components--1.2%
Thor Industries	76,700	2,821,793
Banks--6.2%
BB&T	84,600	2,655,594
Comerica	129,500	4,655,525
KeyCorp	388,600	3,870,456
Regions Financial	420,000	3,439,800
		14,621,375
Capital Goods--6.1%
3M	17,700	1,881,687
Donaldson	50,850	1,840,262
Fluor	20,300	1,346,499
General Electric	78,900	1,824,168
Ingersoll-Rand	22,300	1,226,723
Parker Hannifin	42,400	3,882,992
Snap-on	29,000	2,398,300
		14,400,631
Commercial & Professional Services--1.5%
Avery Dennison	29,000	1,249,030
Tyco International	73,700	2,358,400
		3,607,430
Consumer Durables & Apparel--.9%
Hasbro	45,800a	2,012,452
Consumer Services--2.0%
Marriott International, Cl. A	109,100	4,607,293
Diversified Financials--5.4%
American Express	63,400	4,276,964
Discover Financial Services	88,100	3,950,404
NASDAQ OMX Group	71,800	2,319,140

Waddell & Reed Financial, Cl. A	48,750	2,134,275
		12,680,783
Energy--9.4%
Bristow Group	45,700	3,013,458
ConocoPhillips	71,100	4,273,110
Denbury Resources	192,700b	3,593,855
Devon Energy	46,350	2,615,067
EnCana	137,700	2,679,642
Hess	39,000	2,792,790
Spectra Energy	97,800	3,007,350
		21,975,272
Food & Staples Retailing--3.5%
Costco Wholesale	33,700	3,575,907
Kroger	47,900	1,587,406
Whole Foods Market	33,750	2,927,813
		8,091,126
Food, Beverage & Tobacco--3.1%
Coca-Cola Enterprises	46,800	1,727,856
ConAgra Foods	61,100	2,187,991
Hershey	14,200	1,242,926
PepsiCo	25,300	2,001,483
		7,160,256
Health Care Equipment & Services--3.7%
AmerisourceBergen	25,900	1,332,555
Becton Dickinson & Co.	27,875	2,665,129
Humana	34,400	2,377,384
Patterson	61,500	2,339,460
		8,714,528
Household & Personal Products--1.0%
Clorox	15,300	1,354,509
Procter & Gamble	12,525	965,176
		2,319,685
Insurance--2.1%
Aflac	60,500	3,147,210
Marsh & McLennan	47,000	1,784,590

		4,931,800
Materials--2.6%
Alcoa	126,600	1,078,632
Ball	83,100	3,953,898
Sigma-Aldrich	15,000	1,165,200
		6,197,730
Media--3.4%
Discovery Communications, Cl. A	49,500b	3,897,630
Scripps Networks Interactive, Cl.
A	36,000	2,316,240
Time Warner Cable	18,200	1,748,292
		7,962,162
Pharmaceuticals, Biotech & Life Sciences--12.3%
Agilent Technologies	59,500	2,497,215
Allergan	11,700	1,306,071
AstraZeneca, ADR	50,450	2,521,491
Biogen Idec	20,200b	3,896,782
Bristol-Myers Squibb	148,600	6,120,834
Life Technologies	76,600b	4,950,658
Merck & Co.	55,200	2,441,496
Novartis, ADR	40,800	2,906,592
Waters	22,900b	2,150,539
		28,791,678
Retailing--4.2%
Bed Bath & Beyond	28,900b	1,861,738
Gap	65,200	2,308,080
Nordstrom	47,700	2,634,471
O'Reilly Automotive	18,500b	1,897,175
The TJX Companies	23,900	1,117,325
		9,818,789
Semiconductors & Semiconductor Equipment--4.0%
Applied Materials	304,400	4,103,312
Intel	132,100	2,886,385
LSI	346,800b	2,351,304
		9,341,001

Software & Services--10.6%
Accenture, Cl. A	19,100	1,451,027
Akamai Technologies	52,000b	1,835,080
BMC Software	25,000b	1,158,250
CA	70,850	1,783,295
International Business Machines	28,875	6,159,037
Intuit	28,800	1,890,720
Microsoft	194,300	5,558,923
Oracle	117,375	3,795,907
Western Union	85,525	1,286,296
		24,918,535
Technology Hardware & Equipment--7.9%
Apple	12,450	5,510,744
Avnet	42,575b	1,541,215
Cisco Systems	199,575	4,173,113
EMC	154,025b	3,679,657
Motorola Solutions	56,200	3,598,486
		18,503,215
Telecommunication Services--5.0%
AT&T	124,400	4,564,236
Verizon Communications	146,900	7,220,135
		11,784,371
Transportation--1.1%
Norfolk Southern	18,100	1,395,148
Union Pacific	8,500	1,210,485
		2,605,633
Utilities--2.3%
Consolidated Edison	46,500	2,837,895
Pinnacle West Capital	46,000	2,662,940
		5,500,835
Total Common Stocks
(cost $181,561,377)		233,368,373

Other Investment--.5%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,225,035)	1,225,035 [c]	1,225,035
Investment of Cash Collateral for
Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,844,595)	1,844,595 [c]	1,844,595
Total Investments (cost $184,631,007)	100.8%	236,438,003
Liabilities, Less Cash and Receivables	(.8%)	(1,828,217)
Net Assets	100.0%	234,609,786

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At March 31, 2013, the value of the fund's securities on loan was $1,811,207 and the value of the collateral held by the fund was $1,844,595.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At March 31, 2013, net unrealized appreciation on investments was $51,806,996 of which $53,214,407 related to appreciated investment securities and $1,407,411 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes

Portfolio Summary (Unaudited) †		Value (%)
Pharmaceuticals, Biotech & Life Sciences		12.3
Software & Services		10.6
Energy		9.4
Technology Hardware & Equipment		7.9
Banks		6.2
Capital Goods		6.1
Diversified Financials		5.4
Telecommunication Services		5.0
Retailing		4.2
Semiconductors & Semiconductor Equipment		4.0

Health Care Equipment & Services	3.7
Food & Staples Retailing	3.5
Media	3.4
Food, Beverage & Tobacco	3.1
Materials	2.6
Utilities	2.3
Insurance	2.1
Consumer Services	2.0
Commercial & Professional Services	1.5
Money Market Investments	1.3
Automobiles & Components	1.2
Transportation	1.1
Household & Personal Products	1.0
Consumer Durables & Apparel	.9
100.8
† Based on net assets.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	225,260,648	-	-	225,260,648
Equity Securities - Foreign Common Stocks+	8,107,725	-	-	8,107,725
Mutual Funds	3,069,630	-	-	3,069,630
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions.

It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	May 17, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)